Schedule of Other Assets (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Other Assets
Accounts receivable and other items	$ 10,488	$ 9,144
Accrued interest	2,973	2,196
Current income tax receivable	4,874	1,862
Defined benefit asset	2,038	637
Insurance-related assets, excluding investments	1,953	2,040
Prepaid expenses	1,349	1,300
Total	$ 23,675	$ 17,179